Summary of Significant Accounting Policies - Summary of Intangible Assets Amortized using Straight Line Method over Estimated Useful Lives (Details)	Dec. 31, 2024
Domain Names [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Domain Names [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years